Loans Held for Investment - Summary of the Company's loan portfolio - Subnote (Details)		3 Months Ended	12 Months Ended
	Mar. 12, 2021	Mar. 31, 2022 USD ($) Loans	Dec. 31, 2021 USD ($) Loans	Dec. 31, 2020 USD ($) Loans
Loans and Financing Receivable
Principal Balance		$ 567,520,973	$ 480,151,151	$ 424,174,758
Principal amount		$ 453,638,529	$ 370,566,055	$ 241,152,827
Number Of Loans | Loans		25	21	20
Floating rate
Loans and Financing Receivable
Principal Balance		$ 469,606,633	$ 405,270,423	$ 367,838,966
Number Of Loans | Loans		18	15	14
Revolving line of credit
Loans and Financing Receivable
Principal Balance		$ 102,835,151	$ 60,126,330
Principal amount		$ 64,953,549	$ 38,575,895
Revolving line of credit | LIBOR
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate	3.25%		3.25%
Revolving line of credit | Floor rate
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate	4.00%		4.00%
Term Loan
Loans and Financing Receivable
Fixed rate				5.25%
Principal Balance			$ 163,127,047	$ 184,201,670
Principal amount			$ 93,763,470	$ 107,584,451
Term Loan | LIBOR
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate			4.25%	4.25%
Term Loan | Floor rate | LIBOR
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate			1.00%	1.00%
Term Loan | Floating rate
Loans and Financing Receivable
Number Of Loans | Loans		16	13
Term Loan | Floating rate | LIBOR
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate		0.45%	0.10%	0.14%
Number Of Loans | Loans			13	12
Term Loan | Floating rate | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate		0.16%
Term Loan | Floating rate | Floor rate | LIBOR
Loans and Financing Receivable
Loans basis spread on variable rate			1.00%
Collateral | Repurchase Agreements | Floating rate
Loans and Financing Receivable
Principal Balance			$ 67,400,000
Principal amount			44,600,000
Collateral | Revolving line of credit
Loans and Financing Receivable
Principal Balance		$ 351,100,000	290,600,000
Principal amount		241,500,000	176,900,000
Collateral | Revolving line of credit | Floating rate
Loans and Financing Receivable
Principal Balance			60,100,000
Principal amount			$ 38,600,000
Collateral | Revolving line of credit | Floating rate | Minimum
Loans and Financing Receivable
Fixed rate			4.00%
Collateral | Term Loan | Floating rate
Loans and Financing Receivable
Principal Balance			$ 163,100,000	$ 184,200,000
Principal amount			93,800,000	$ 107,600,000
Uncommitted Master Repurchase Agreement
Loans and Financing Receivable
Principal Balance		$ 163,808,250	$ 67,384,000
Uncommitted Master Repurchase Agreement | Minimum | LIBOR
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate			1.60%
Uncommitted Master Repurchase Agreement | Maximum | LIBOR
Loans and Financing Receivable
Debt Instrument, Basis Spread on Variable Rate			1.85%